Organization and Principal Activities - Schedule of Company’s Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Dongrun Technology [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Dec. 05, 2022
Place of incorporation	British Virgin Islands
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
LZ Digital [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Nov. 30, 2022
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
LZ Menhu [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Jan. 13, 2023
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
Lianzhang Portal [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Sep. 10, 2014
Place of incorporation	PRC
Percentage of direct or indirect economic interest	96.85%
Principal activities	Advertising and Technical service
Xiamen Lianzhang Media Co.,Ltd (“Xiamen Media”) [Mmeber]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Oct. 05, 2014
Place of incorporation	PRC
Percentage of direct or indirect economic interest	96.85%
Principal activities	Advertising promotion service
Lianzhang Media Co., Ltd [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Jan. 16, 2018
Place of incorporation	PRC
Percentage of direct or indirect economic interest	96.85%
Principal activities	Advertising promotion service
Xiamen Lianzhanghui Intelligent Technology Co.,Ltd [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Oct. 31, 2014
Place of incorporation	PRC
Percentage of direct or indirect economic interest	96.85%
Principal activities	Retail sales and sales of devices
Xiamen Lianzhang Cultural Tourism Development Co., Ltd (formerly known as Xiamen Infinitism Internet Technology Co.,Ltd) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Aug. 16, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	96.85%
Principal activities	Retail sales and E-commerce promotion service
Xiamen Lianzhuang Investment Co., Ltd. (formerly known as Xiamen Finitism Internet Technology Co.,Ltd) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Apr. 07, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	96.85%
Principal activities	Retail sales and E-commerce promotion service
Lianzhang Digital Technology (Xiamen) Co., Ltd [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	May 06, 2023
Place of incorporation	PRC
Percentage of direct or indirect economic interest	96.85%
Principal activities	Retail sales and Tourism service
Lianzhang New Community Construction and Development (Jiangsu) Co.,Ltd [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Jun. 21, 2018
Place of incorporation	PRC
Percentage of direct or indirect economic interest	77.48%
Principal activities	Retail sales and sales of devices